Note 14 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2014	34,481,261	$310,028	1,325,694	$373	35,806,955	$310,401
Balance, December 31, 2015	37,178,617	395,693	1,325,694	373	38,504,311	396,066